Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000232534 | Baidu, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000232534 | Lenovo Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232534 | Xiaomi Corp.Class B
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232534 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232534 | NetEase, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232534 | JD.com, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232534 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000232534 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000232534 | Kuaishou TechnologyClass B
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232534 | Hua Hong Grace Semiconductor Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232534 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.00%
C000232534 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.40%
C000232534 | Communication Services
Holdings [Line Items]
Percent of Total Investments	16.90%
C000232534 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000232534 | Financials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106878 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000106878 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000106878 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000106878 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000106878 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106878 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000106878 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106878 | Larsen & Toubro Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106878 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106878 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106878 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.10%
C000106878 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000106878 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106878 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000106878 | Financials
Holdings [Line Items]
Percent of Total Investments	30.10%
C000106878 | Materials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000106878 | Energy
Holdings [Line Items]
Percent of Total Investments	7.70%
C000106878 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000106878 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000106878 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000106878 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106876 | Coforge Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106876 | Max Financial Services Ltd.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106876 | Embassy Office Parks REIT
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106876 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106876 | Sona Blw Precision Forgings Ltd.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106876 | Glenmark Pharmaceuticals Ltd.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106876 | Radico Khaitan Ltd.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106876 | Apar Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106876 | Navin Fluorine International Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106876 | Ipca Laboratories Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106876 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.30%
C000106876 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000106876 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106876 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000106876 | Financials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000106876 | Materials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000106876 | Energy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106876 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000106876 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000106876 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000106876 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210083 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000210083 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000210083 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210083 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210083 | Mitsubishi Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210083 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210083 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210083 | Panasonic Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210083 | KDDI Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210083 | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210083 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.20%
C000210083 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000210083 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.10%
C000210083 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000210083 | Financials
Holdings [Line Items]
Percent of Total Investments	33.30%
C000210083 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210083 | Energy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210083 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210083 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210083 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210083 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000141929 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133234 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000087775 | TOTVS SA
Holdings [Line Items]
Percent of Total Investments	6.30%
C000087775 | Cia de Saneamento de Minas Gerais Copasa MG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087775 | Sendas Distribuidora SA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087775 | Lojas Renner SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087775 | Allos SA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000087775 | StoneCo Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087775 | Multiplan Empreendimentos Imobiliarios SA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087775 | Metalurgica Gerdau SAPreference SharesNVS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087775 | Isa Energia Brasil SAPreference Shares, NVS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000087775 | Smartfit Escola de Ginastica e Danca SA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000087775 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000087775 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	20.00%
C000087775 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000087775 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000087775 | Materials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000087775 | Energy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000087775 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087775 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.80%
C000087775 | Utilities
Holdings [Line Items]
Percent of Total Investments	16.60%
C000087775 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.60%
C000098688 | Xiaomi Corp.Class B
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098688 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098688 | NetEase, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098688 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098688 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000098688 | China Construction Bank Corp.Class H
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098688 | Industrial & Commercial Bank of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098688 | MeituanClass B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000098688 | Bank of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	2.00%
C000098688 | Ping An Insurance Group Co. of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098688 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.80%
C000098688 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.30%
C000098688 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.90%
C000098688 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000098688 | Financials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000098688 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000098688 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098688 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.70%
C000098688 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098688 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000098688 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000087422 | Kingdee International Software Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000087422 | Zai Lab Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000087422 | Dongyue Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087422 | Minth Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000087422 | China Everbright Environment Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000087422 | Atour Lifestyle Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000087422 | TCL Electronics Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000087422 | Meitu, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000087422 | China Ruyi Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000087422 | GCL Technology Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000087422 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.20%
C000087422 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000087422 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000087422 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000087422 | Financials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087422 | Materials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087422 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087422 | Health Care
Holdings [Line Items]
Percent of Total Investments	21.10%
C000087422 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000087422 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000087422 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.80%
C000087423 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Total Investments	21.70%
C000087423 | Bank Rakyat Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Total Investments	12.90%
C000087423 | Bank Mandiri Persero Tbk PT
Holdings [Line Items]
Percent of Total Investments	10.10%
C000087423 | Telkom Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Total Investments	4.10%
C000087423 | Bank Negara Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087423 | Astra International Tbk PT
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087423 | Bumi Resources Minerals Tbk PT
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087423 | Barito Pacific Tbk PT
Holdings [Line Items]
Percent of Total Investments	2.80%
C000087423 | Indofood Sukses Makmur Tbk PT
Holdings [Line Items]
Percent of Total Investments	2.40%
C000087423 | Merdeka Copper Gold Tbk PT
Holdings [Line Items]
Percent of Total Investments	2.00%
C000087423 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.80%
C000087423 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000087423 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087423 | Financials
Holdings [Line Items]
Percent of Total Investments	50.40%
C000087423 | Materials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000087423 | Energy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000087423 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087423 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000087423 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000087423 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000072477 | Southern Copper Corp.
Holdings [Line Items]
Percent of Total Investments	24.00%
C000072477 | Credicorp Ltd.
Holdings [Line Items]
Percent of Total Investments	22.20%
C000072477 | Hochschild Mining PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000072477 | Cia de Minas Buenaventura SAA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000072477 | MMG Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000072477 | Volcan Cia Minera SAAClass BNVS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000072477 | Sociedad Minera Cerro Verde SAA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000072477 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000072477 | Ferreycorp SAA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000072477 | Fortuna Mining Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000072477 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.10%
C000072477 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000072477 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000072477 | Financials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000072477 | Materials
Holdings [Line Items]
Percent of Total Investments	54.80%
C000072477 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.00%
C000072477 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000072477 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000072477 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087875 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Total Investments	22.20%
C000087875 | BDO Unibank, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000087875 | SM Prime Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000087875 | SM Investments Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087875 | Metropolitan Bank & Trust Co.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087875 | Bank of the Philippine Islands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087875 | PLDT, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087875 | Manila Electric Co.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000087875 | Jollibee Foods Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087875 | Aboitiz Equity Ventures, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000087875 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.10%
C000087875 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000087875 | Industrials
Holdings [Line Items]
Percent of Total Investments	37.70%
C000087875 | Financials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000087875 | Materials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000087875 | Energy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000087875 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.90%
C000087875 | Utilities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000087875 | Real Estate
Holdings [Line Items]
Percent of Total Investments	11.60%
C000087428 | Powszechna Kasa Oszczednosci Bank Polski SA
Holdings [Line Items]
Percent of Total Investments	15.50%
C000087428 | ORLEN SA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000087428 | Bank Polska Kasa Opieki SA
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087428 | Powszechny Zaklad Ubezpieczen SA
Holdings [Line Items]
Percent of Total Investments	6.50%
C000087428 | KGHM Polska Miedz SA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087428 | Allegro.eu SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087428 | Erste Bank Polska SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087428 | LPP SA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000087428 | mBank SA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087428 | Dino Polska SA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000087428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087428 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087428 | Financials
Holdings [Line Items]
Percent of Total Investments	46.10%
C000087428 | Materials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000087428 | Energy
Holdings [Line Items]
Percent of Total Investments	13.90%
C000087428 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.70%
C000087428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000087428 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000140043 | Qatar National Bank QPSC
Holdings [Line Items]
Percent of Total Investments	22.70%
C000140043 | Qatar Islamic Bank QPSC
Holdings [Line Items]
Percent of Total Investments	14.30%
C000140043 | Industries Qatar QSC
Holdings [Line Items]
Percent of Total Investments	6.00%
C000140043 | Qatar Gas Transport Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000140043 | Ooredoo QPSC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000140043 | Commercial Bank PSQC (The)
Holdings [Line Items]
Percent of Total Investments	4.40%
C000140043 | Qatar International Islamic Bank QSC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000140043 | Al Rayan Bank
Holdings [Line Items]
Percent of Total Investments	4.20%
C000140043 | Qatar Navigation QSC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000140043 | Qatar Fuel QSC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000140043 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.60%
C000140043 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000140043 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000140043 | Financials
Holdings [Line Items]
Percent of Total Investments	56.70%
C000140043 | Materials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000140043 | Energy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000140043 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.80%
C000140043 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000140043 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000140043 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000150700 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	14.00%
C000150700 | Saudi Arabian Oil Co.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000150700 | Saudi National Bank (The)
Holdings [Line Items]
Percent of Total Investments	8.80%
C000150700 | Saudi Telecom Co.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000150700 | Saudi Arabian Mining Co.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000150700 | ACWA Power Co.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150700 | Riyad Bank
Holdings [Line Items]
Percent of Total Investments	3.20%
C000150700 | Alinma Bank
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150700 | Saudi Basic Industries Corp.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000150700 | Saudi Awwal Bank
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.60%
C000150700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000150700 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000150700 | Financials
Holdings [Line Items]
Percent of Total Investments	41.80%
C000150700 | Materials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000150700 | Energy
Holdings [Line Items]
Percent of Total Investments	11.80%
C000150700 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000150700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150700 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000150700 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000140044 | First Abu Dhabi Bank PJSC
Holdings [Line Items]
Percent of Total Investments	13.40%
C000140044 | Emirates Telecommunications Group Co. PJSC
Holdings [Line Items]
Percent of Total Investments	11.40%
C000140044 | Emaar Properties PJSC
Holdings [Line Items]
Percent of Total Investments	10.10%
C000140044 | Emirates NBD Bank PJSC
Holdings [Line Items]
Percent of Total Investments	8.60%
C000140044 | Abu Dhabi Islamic Bank PJSC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000140044 | Abu Dhabi Commercial Bank PJSC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000140044 | Aldar Properties PJSC
Holdings [Line Items]
Percent of Total Investments	4.00%
C000140044 | Dubai Islamic Bank PJSC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000140044 | Adnoc Gas PLC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000140044 | Dubai Electricity & Water Authority PJSC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000140044 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.30%
C000140044 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000140044 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.80%
C000140044 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000140044 | Financials
Holdings [Line Items]
Percent of Total Investments	39.00%
C000140044 | Materials
Holdings [Line Items]
Percent of Total Investments	0.10%
C000140044 | Energy
Holdings [Line Items]
Percent of Total Investments	9.60%
C000140044 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000140044 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000140044 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000140044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	17.20%
C000108733 | Novo Nordisk A.S.Class B
Holdings [Line Items]
Percent of Total Investments	21.80%
C000108733 | DSV A.S.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000108733 | Danske Bank A.S.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000108733 | Vestas Wind Systems A.S.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000108733 | Novonesis Novozymes B
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108733 | Genmab A.S.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000108733 | Carlsberg A.S.Class B
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108733 | Orsted A.S.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000108733 | AP Moller - Maersk A.S.Class BNVS
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108733 | Pandora A.S.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108733 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.90%
C000108733 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000108733 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.60%
C000108733 | Financials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000108733 | Materials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108733 | Energy
Holdings [Line Items]
Percent of Total Investments	1.00%
C000108733 | Health Care
Holdings [Line Items]
Percent of Total Investments	35.90%
C000108733 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000108733 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000108737 | Nordea Bank Abp
Holdings [Line Items]
Percent of Total Investments	20.00%
C000108737 | Nokia OYJ
Holdings [Line Items]
Percent of Total Investments	16.30%
C000108737 | Sampo OYJClass A
Holdings [Line Items]
Percent of Total Investments	8.20%
C000108737 | Metso OYJ
Holdings [Line Items]
Percent of Total Investments	4.70%
C000108737 | Kone OYJClass B
Holdings [Line Items]
Percent of Total Investments	4.60%
C000108737 | UPM-Kymmene OYJ
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108737 | Neste OYJ
Holdings [Line Items]
Percent of Total Investments	4.40%
C000108737 | Wartsila OYJ Abp
Holdings [Line Items]
Percent of Total Investments	4.20%
C000108737 | Fortum OYJ
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108737 | Orion OYJClass B
Holdings [Line Items]
Percent of Total Investments	3.60%
C000108737 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000108737 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000108737 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108737 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000108737 | Financials
Holdings [Line Items]
Percent of Total Investments	29.50%
C000108737 | Materials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000108737 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000108737 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.70%
C000108737 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108737 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108737 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000087779 | AIB Group PLC
Holdings [Line Items]
Percent of Total Investments	19.00%
C000087779 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Total Investments	14.60%
C000087779 | Kingspan Group PLC
Holdings [Line Items]
Percent of Total Investments	12.00%
C000087779 | Kerry Group PLCClass A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087779 | Ryanair Holdings PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000087779 | DCC Energy PLC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087779 | Glanbia PLC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087779 | ICON PLC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087779 | Grafton Group PLCCDI
Holdings [Line Items]
Percent of Total Investments	4.00%
C000087779 | Cairn Homes PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000087779 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087779 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000087779 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000087779 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000087779 | Financials
Holdings [Line Items]
Percent of Total Investments	39.20%
C000087779 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087779 | Energy
Holdings [Line Items]
Percent of Total Investments	6.30%
C000087779 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000087779 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.90%
C000087779 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218229 | National Bank of Kuwait SAKP
Holdings [Line Items]
Percent of Total Investments	22.70%
C000218229 | Kuwait Finance House KSCP
Holdings [Line Items]
Percent of Total Investments	22.30%
C000218229 | Mobile Telecommunications Co. KSCP
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218229 | Gulf Bank KSCP
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218229 | Mabanee Co. KPSC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000218229 | Warba Bank KSCP
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218229 | National Industries Group Holding SAK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218229 | Al Ahli Bank of Kuwait KSCP
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218229 | Kuwait Real Estate Co. KSC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218229 | Boubyan Petrochemicals Co. KSCP
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218229 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218229 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218229 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000218229 | Financials
Holdings [Line Items]
Percent of Total Investments	66.50%
C000218229 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218229 | Energy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218229 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218229 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218229 | Real Estate
Holdings [Line Items]
Percent of Total Investments	11.50%
C000087424 | Fisher & Paykel Healthcare Corp. Ltd.
Holdings [Line Items]
Percent of Total Investments	22.70%
C000087424 | Auckland International Airport Ltd.
Holdings [Line Items]
Percent of Total Investments	12.40%
C000087424 | Infratil Ltd.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000087424 | Fletcher Building Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087424 | Contact Energy Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087424 | Meridian Energy Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087424 | Mercury NZ Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087424 | EBOS Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000087424 | Spark New Zealand Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087424 | Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087424 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087424 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.50%
C000087424 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087424 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000087424 | Financials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000087424 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000087424 | Health Care
Holdings [Line Items]
Percent of Total Investments	31.80%
C000087424 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087424 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000087424 | Real Estate
Holdings [Line Items]
Percent of Total Investments	13.20%
C000108740 | Equinor ASA
Holdings [Line Items]
Percent of Total Investments	12.00%
C000108740 | DNB Bank ASA
Holdings [Line Items]
Percent of Total Investments	11.40%
C000108740 | Kongsberg Gruppen ASA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000108740 | Norsk Hydro ASA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000108740 | Aker BP ASA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000108740 | Mowi ASA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000108740 | Telenor ASA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000108740 | Storebrand ASA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000108740 | Subsea 7 SA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000108740 | Yara International ASA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108740 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.40%
C000108740 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000108740 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000108740 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000108740 | Financials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000108740 | Materials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000108740 | Energy
Holdings [Line Items]
Percent of Total Investments	31.00%
C000108740 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.80%
C000108740 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000108740 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145378 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	11.10%
C000145378 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	8.00%
C000145378 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	7.70%
C000145378 | Rolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Total Investments	5.30%
C000145378 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145378 | BP PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145378 | British American Tobacco PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145378 | Rio Tinto PLC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000145378 | GSK PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145378 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000145378 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000145378 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145378 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000145378 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000145378 | Financials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000145378 | Materials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000145378 | Energy
Holdings [Line Items]
Percent of Total Investments	11.50%
C000145378 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000145378 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	14.10%
C000145378 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000145378 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000108744 | DCC Energy PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000108744 | IMI PLC
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108744 | Weir PLC
Holdings [Line Items]
Percent of Total Investments	2.10%
C000108744 | Beazley PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108744 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000108744 | St. James's Place PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000108744 | Hiscox Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000108744 | ICG PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000108744 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000108744 | Aberdeen Group PLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000108744 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.50%
C000108744 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.90%
C000108744 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.30%
C000108744 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.20%
C000108744 | Financials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000108744 | Materials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000108744 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108744 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108744 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.50%
C000108744 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000108744 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.90%
C000244562 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000244562 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.80%
C000244562 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000244562 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000244562 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000244562 | Financials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000244562 | Materials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000244562 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000244562 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000244562 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000244562 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000244562 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244562 | China
Holdings [Line Items]
Percent of Total Investments	25.90%
C000244562 | India
Holdings [Line Items]
Percent of Total Investments	16.60%
C000244562 | South Korea
Holdings [Line Items]
Percent of Total Investments	15.90%
C000244562 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.10%
C000244562 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.00%
C000244562 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.10%
C000244562 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000244562 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244562 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244562 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.80%
C000244564 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000244564 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.30%
C000244564 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000244564 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.20%
C000244564 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000244564 | Financials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000244564 | Materials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000244564 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000244564 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244564 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000244564 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244564 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000244564 | China
Holdings [Line Items]
Percent of Total Investments	23.50%
C000244564 | India
Holdings [Line Items]
Percent of Total Investments	13.20%
C000244564 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.60%
C000244564 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.50%
C000244564 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
C000244564 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.00%
C000244564 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.70%
C000244564 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244564 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.50%
C000244564 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000255123 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000255123 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.30%
C000255123 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000255123 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000255123 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000255123 | Financials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000255123 | Materials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255123 | Energy
Holdings [Line Items]
Percent of Total Investments	0.30%
C000255123 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000255123 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.50%
C000255123 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000255123 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.20%
C000255123 | China
Holdings [Line Items]
Percent of Total Investments	1.00%
C000255123 | India
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255123 | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.10%
C000255123 | United States
Holdings [Line Items]
Percent of Total Investments	70.80%
C000255123 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255123 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.30%
C000255123 | Japan
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255123 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255123 | Australia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000255123 | Denmark
Holdings [Line Items]
Percent of Total Investments	0.60%
C000272480 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000272480 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000272480 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000272480 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000272480 | East West Bancorp, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000272480 | Zebra Technologies Corp.Class A
Holdings [Line Items]
Percent of Total Investments	0.80%
C000272480 | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000272480 | Woodward, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000272480 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000272480 | New York Times Co. (The)Class A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000272480 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.60%
C000272480 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000272480 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000272480 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000272480 | Financials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000272480 | Materials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000272480 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000272480 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.70%
C000272480 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000272480 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000272480 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000242847 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000242847 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000242847 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000242847 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000242847 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000242847 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242847 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242847 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242847 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000242847 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000242847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.00%
C000242847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000242847 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000242847 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000242847 | Financials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000242847 | Materials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000242847 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000242847 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000242847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000242847 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000242847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219745 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000219745 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.10%
C000219745 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000219745 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219745 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000219745 | Financials
Holdings [Line Items]
Percent of Total Investments	33.80%
C000219745 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219745 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000219745 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219745 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219745 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219745 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000219745 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
C000219745 | Japan
Holdings [Line Items]
Percent of Total Investments	30.00%
C000219745 | Netherlands
Holdings [Line Items]
Percent of Total Investments	10.30%
C000219745 | Australia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000219745 | Germany
Holdings [Line Items]
Percent of Total Investments	7.80%
C000219745 | France
Holdings [Line Items]
Percent of Total Investments	7.90%
C000219745 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000219745 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219745 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219747 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000219747 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.10%
C000219747 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000219747 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000219747 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000219747 | Financials
Holdings [Line Items]
Percent of Total Investments	37.10%
C000219747 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219747 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219747 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219747 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219747 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219747 | China
Holdings [Line Items]
Percent of Total Investments	25.70%
C000219747 | India
Holdings [Line Items]
Percent of Total Investments	10.50%
C000219747 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.20%
C000219747 | Taiwan
Holdings [Line Items]
Percent of Total Investments	24.50%
C000219747 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219747 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219747 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219747 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219747 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219747 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219749 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	12.70%
C000219749 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219749 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219749 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219749 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219749 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219749 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219749 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219749 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219749 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219749 | Information Technology
Holdings [Line Items]
Percent of Total Investments	52.10%
C000219749 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000219749 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219749 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000219749 | Financials
Holdings [Line Items]
Percent of Total Investments	17.30%
C000219749 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219749 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000219749 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219749 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000219749 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000170246 | Other RowHealth Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000170246 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.80%
C000170246 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000170246 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170246 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000170246 | Financials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000170246 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000170246 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000170246 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000170246 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000170246 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170246 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000170246 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.80%
C000170246 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.70%
C000170246 | Japan
Holdings [Line Items]
Percent of Total Investments	23.60%
C000170246 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.80%
C000170246 | Australia
Holdings [Line Items]
Percent of Total Investments	6.60%
C000170246 | Germany
Holdings [Line Items]
Percent of Total Investments	8.70%
C000170246 | France
Holdings [Line Items]
Percent of Total Investments	9.00%
C000170246 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000170246 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000170246 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174221 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000174221 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000174221 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000174221 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000174221 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174221 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174221 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174221 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174221 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174221 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174221 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000174221 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000174221 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.80%
C000174221 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000174221 | Financials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000174221 | Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000174221 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000174221 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000174221 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000174221 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000174221 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240124 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	15.50%
C000240124 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	13.80%
C000240124 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000240124 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.90%
C000240124 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240124 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240124 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240124 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240124 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000240124 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000240124 | Information Technology
Holdings [Line Items]
Percent of Total Investments	52.80%
C000240124 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000240124 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.20%
C000240124 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000240124 | Financials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240124 | Materials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000240124 | Energy
Holdings [Line Items]
Percent of Total Investments	1.00%
C000240124 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000240124 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000240124 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240124 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000199548 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Moderna, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000199548 | Assurant, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199548 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199548 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | ONE Gas, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Trimble, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000199548 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000199548 | Nutanix, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000199548 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.70%
C000199548 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000199548 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199548 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000199548 | Financials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000199548 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000199548 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000199548 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000199548 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199548 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000199548 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000240126 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.60%
C000240126 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240126 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240126 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000240126 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000240126 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240126 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000240126 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | AbbVie, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000240126 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.70%
C000240126 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000240126 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000240126 | Financials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000240126 | Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240126 | Energy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000240126 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.50%
C000240126 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240126 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240126 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000217590 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000217590 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.40%
C000217590 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000217590 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000217590 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000217590 | Financials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000217590 | Materials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000217590 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000217590 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000217590 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.50%
C000217590 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000217590 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000217590 | China
Holdings [Line Items]
Percent of Total Investments	31.80%
C000217590 | India
Holdings [Line Items]
Percent of Total Investments	10.00%
C000217590 | South Korea
Holdings [Line Items]
Percent of Total Investments	16.00%
C000217590 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.90%
C000217590 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217590 | South Africa
Holdings [Line Items]
Percent of Total Investments	6.20%
C000217590 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000217590 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.70%
C000217590 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217590 | Poland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211558 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	14.60%
C000211558 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000211558 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	5.70%
C000211558 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000211558 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211558 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211558 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000211558 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211558 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211558 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211558 | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.60%
C000211558 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000211558 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000211558 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000211558 | Financials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000211558 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211558 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211558 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.60%
C000211558 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000211558 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000211558 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168438 | Other RowConsumer Staples
Holdings [Line Items]
Percent of Total Investments	12.90%
C000168438 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.90%
C000168438 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000168438 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000168438 | Materials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000168438 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.10%
C000168438 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	19.90%
C000168438 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168438 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.40%
C000168438 | China
Holdings [Line Items]
Percent of Total Investments	17.90%
C000168438 | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168438 | United States
Holdings [Line Items]
Percent of Total Investments	34.60%
C000168438 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168438 | Japan
Holdings [Line Items]
Percent of Total Investments	8.10%
C000168438 | Australia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168438 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168438 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168438 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168438 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000259095 | Other RowConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000259095 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.80%
C000259095 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000259095 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259095 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000259095 | Financials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000259095 | Materials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000259095 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000259095 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.40%
C000259095 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259095 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000259095 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000259095 | United States
Holdings [Line Items]
Percent of Total Investments	60.40%
C000259095 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259095 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.40%
C000259095 | Japan
Holdings [Line Items]
Percent of Total Investments	12.50%
C000259095 | Australia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000259095 | Germany
Holdings [Line Items]
Percent of Total Investments	1.40%
C000259095 | France
Holdings [Line Items]
Percent of Total Investments	1.30%
C000259095 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.80%
C000259095 | Canada
Holdings [Line Items]
Percent of Total Investments	4.70%
C000259095 | Israel
Holdings [Line Items]
Percent of Total Investments	1.60%
C000232922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000232922 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000232922 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000232922 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000232922 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000232922 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000232922 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232922 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000232922 | Snowflake, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000232922 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232922 | Information Technology
Holdings [Line Items]
Percent of Total Investments	53.60%
C000232922 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000232922 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000232922 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232922 | Financials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000232922 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000232922 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000232922 | Real Estate
Holdings [Line Items]
Percent of Total Investments	15.50%
C000247094 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000247094 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000247094 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000247094 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000247094 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000247094 | Financials
Holdings [Line Items]
Percent of Total Investments	31.40%
C000247094 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000247094 | Energy
Holdings [Line Items]
Percent of Total Investments	0.20%
C000247094 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000247094 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000247094 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000247094 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000247094 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.00%
C000247094 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247094 | Japan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000247094 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247094 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000247094 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000247094 | France
Holdings [Line Items]
Percent of Total Investments	8.30%
C000247094 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247094 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247094 | Canada
Holdings [Line Items]
Percent of Total Investments	14.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.